Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
(15)	INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

Xing Wei did not derive any income that is subject to Hong Kong profits tax for the nine months ended December 31, 2017, the taxable years ended December 31, 2018 and 2019. Accordingly, no provision for Hong Kong profits tax was required. PRC income tax arising from disposal of investment in a prior subsidiary, Zhongxiao Zhixing, which was previously operating in PRC, was filed and paid during the taxable year ended December 31, 2018. The payment of dividends by Hong Kong companies is not subject to any Hong Kong withholding tax.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%. If an HNTE enterprise no longer satisfies the related accreditation criteria, its certificate will be cancelled and it will cease to be entitled to the related tax incentives.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Education received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Education to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. In October 2017, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019. ATA Education is currently in the process of renewing their HNTE certificates for another three years. Upon successful renewal, ATA Education would be entitled to a preferential tax rate of 15% retroactively from January 1, 2020.

In December 2009, Muhua Shangce received approvals from the tax authority that it qualified as an HNTE. The certificate entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2009 to December 31, 2011. In July 2012, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. In November 2015, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2015 to December 31, 2017. In October 2018, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2018 to December 31, 2020.

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As a result of the ATA Online Sale Transaction, the withholding tax of RMB 22.8 million accrued from ATA Online Business in the PRC has been recorded under discontinued operations. See note 26. As of December 31, 2018 and 2019, the Company has not provided for income taxes on earnings of RMB 71,323,502 and RMB 6,233,021 respectively, generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB 7,132,350 and RMB 623,302, respectively as of December 31, 2018 and 2019.

Loss from continuing operations before income taxes were generated in the following jurisdictions:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(39,725,254)	(29,296,296)	(23,094,955)
PRC	(35,150,223)	(39,680,573)	(118,145,074)
Hong Kong	(37,472)	923,395	(21,586)
Loss before continuing operations before income taxes	(74,912,949)	(68,053,474)	(141,261,615)

Income tax expense recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
PRC
Current income tax expense	—	—	905,078
Deferred income tax benefit	(2,109,096)	—	(8,054,197)
Total income tax benefit	(2,109,096)	—	(7,149,119)

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 to earnings before income taxes due to the following:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Computed “expected” income tax benefit	(18,728,237)	(17,013,369)	(35,315,404)
Increase (decrease) in valuation allowance	9,261,477	(14,570,083)	23,171,671
Entities not subject to income tax	8,244,168	4,896,732	4,576,771
Non-deductible expenses
Entertainment	98,299	255,843	394,380
Share-based compensation	1,696,514	2,427,342	1,202,364
Bad debt loss	(96,683)	25,206	—
Additional deduction of research and development costs	(951,062)	(447,525)	(240,404)
Withholding tax related to undistributed earnings	(2,109,096)	—	—
Gain from discharge of intercompany payables (a)	—	25,594,493	—
Investment loss from sale of non-redeemable non-controlling interests (b)	—	(1,725,000)	—
Other	475,524	556,361	(938,497)
Actual income tax benefit	(2,109,096)	—	(7,149,119)

(a)

The gain from discharge of intercompany payables represents the gain recognized from the discharge of payables of ATA Education due to ATA Learning, Zhongxiao Zhixing and ATA BVI. These payables were waived in accordance with the terms agreed in the ATA Online Sale Transaction.

(b)

The investment loss from sale of non-redeemable non-controlling interests represents the investment loss recognized from the transfer of 24% equity shares of Muhua Shangce to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Education for the year ended December 31, 2018. See note 16.

The applicable PRC statutory income tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2019
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	14,082,622	28,153,853
Impairment loss of long-term investments	4,132,700	10,148,827
Lease liability	—	8,264,034
Impairment loss of intangible assets and other non-current assets	—	2,233,110
Provision for other receivables	—	1,396,914
Accrued expenses and other payables	2,946,135	4,213,877
Property and equipment, net	551,634	702,523
Donation	250,000	2,768,750
Total gross deferred income tax assets	21,963,091	57,881,888
Less: valuation allowance	(21,275,591)	(44,713,570)
Total deferred income tax assets, net	687,500	13,168,318
Deferred income tax liabilities:
Intangible assets	—	32,657,242
Right-of-use assets	—	10,196,572
Deferred revenues	—	7,091,422
Change in fair value of long-term investment	687,500	—
Total gross deferred income tax liabilities	687,500	49,945,236
Net deferred income tax assets	—	11,464,891
Net deferred income tax liabilities	—	48,241,809

The movements of the valuation allowance are as follows:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the period	26,584,197	35,845,674	21,275,591
Additions	9,261,477	11,024,410	23,437,979
Reduction due to gain from discharge of intercompany payables	—	(25,594,493)	—
Balance at the end of the period	35,845,674	21,275,591	44,713,570

As of December 31, 2019, the valuation allowance of RMB 44,713,570 was related to the deferred income tax assets of PRC entities which were in loss position. As of December 31, 2019, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance.

As of December 31, 2019, the Group had tax loss carry forwards for PRC income tax purpose of RMB 112,615,412 of which RMB 82,264,RMB5,770,566 , RMB 13,051,292 , RMB 1,593,134, RMB 10,761,200, RMB 24,885,644, RMB 14,047,874 and RMB 42,423,438 will expire if unused by December 31,2022, 2023, 2024, 2025, 2026, 2027, 2028 and 2029, respectively.

For nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning 2015.